IMPAIRMENT LOSS (Tables)	12 Months Ended
Dec. 31, 2023
Impairment Loss
Schedule of impairment loss

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Acquisition of Shengruihao - goodwill	$—	$3,681	$—
Acquisition of Fujian Youth Hand in Hand Educational Technology Co., Ltd - goodwill	—	—	14,537
Impairment loss	—	(3,681)	(14,537)